STOCKHOLDERS' EQUITY - Summary of the Company's stock options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDERS' EQUITY
Outstanding options, Number of shares Granted		2,130,000	2,415,000
Outstanding options, Number of shares Exercised		0	1,638,575
Outstanding options, Number of shares outstanding		11,951,250	9,821,250	9,044,825
Vested and unvested but expected to vest, June 30, 2021	9,606,260	11,811,875
Weighted Average Exercise Price Granted	$ 0.30	$ 0.30	$ 0.21
Weighted Average Exercise Price Exercised	0.21	0	0.21
Outstanding options, Weighted-average exercise price	$ 0.30	$ 0.28	$ 0.28	$ 0.28
Outstanding options, Weighted-average remaining contractual life (in years)	5 years 10 months 24 days	5 years 4 months 24 days
Exercisable options, Number of shares exercisable	7,861,250	8,745,500
Exercisable options, Weighted-average exercise price	$ 0.31	$ 0.29
Options, Vested and Expected to Vest, Outstanding, Weighted-average exercise price		$ 0.28
Weighted Average Remaining Contractual Life Vested and unvested but expected to vest, June 30, 2021	5 years 10 months 24 days	5 years 4 months 24 days
Exercisable options, Weighted-average remaining contractual life (in years)	5 years 3 months 18 days	4 years 1 month 6 days
Outstanding options, Intrinsic value of in-the-money options	$ 283,550	$ 2,189,575
Aggregate Intrinsic Value Vested and unvested but expected to vest, June 30, 2021	274,271	2,164,040
Exercisable options, Intrinsic value of in-the-money options	$ 223,250	$ 1,563,850